Income Taxes (Details) - Schedule of deferred tax assets - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	Jul. 31, 2022	Jul. 31, 2021
Income Taxes (Details) - Schedule of deferred tax assets [Line Items]
Net operating loss carryover	$ 5,534,915	$ 3,242,773
Valuation allowance	(5,534,915)	(3,242,773)
Total deferred tax asset, net